Note 12 - Income Taxes - Income Tax Benefit and Effective Tax Rate (Details) - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended	20 Months Ended
	Dec. 31, 2020	Aug. 21, 2020	Dec. 31, 2019	Aug. 21, 2020
Current tax benefit	$ (3,176,000)
Deferred tax benefit	(1,047,000)
Income tax benefit	$ (4,223,000)			$ 0